DEFERRED CHARGES (Details) - Schedule of estimated aggregate amortization expense	Jul. 31, 2025 USD ($)
Revenue Recognition and Deferred Revenue [Abstract]
2026	$ 506,404
2027	457,859
2028	449,443
2029	410,331
2030	$ 314,668